Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 23,875	$ 24,537	$ 26,705
Recognized interest income	1,251	1,360	1,410
Interest income:
Cash basis of accounting	353	412	435
Other	898	948	975
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	5,247	3,640	4,498
Recognized interest income	240	245	266
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,408	1,240	1,089
Recognized interest income	101	80	77
Commercial Real Estate Mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,636	2,128	2,924
Recognized interest income	128	140	150
Commercial Real Estate Construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	115	246	457
Recognized interest income	11	25	39
Lease Financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	88	26	28
Recognized interest income	0	0	0
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	18,628	20,897	22,207
Recognized interest income	1,011	1,115	1,144
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	15,857	17,924	19,086
Recognized interest income	828	921	934
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,294	2,480	2,547
Recognized interest income	132	137	142
Credit Card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	295	317	381
Recognized interest income	34	39	46
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	93	115	154
Recognized interest income	11	13	18
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	89	61	39
Recognized interest income	$ 6	$ 5	$ 4